Schedules of Investments As of April 30, 2025

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2025 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 21.91% of Total Net Assets
217,320 Troy Oz.	Gold bullion (a)	$718,240,981
90,000 Coins	One-ounce gold coins (a)	301,282,900

	Total Gold Assets (identified cost $328,396,837)	$1,019,523,881

	SILVER ASSETS — 4.24% of Total Net Assets
6,058,176 Troy Oz.	Silver bullion (a)	$197,078,529

	Total Silver Assets (identified cost $92,215,771)	$197,078,529

Principal Amount
	SWISS FRANC ASSETS — 7.66% of Total Net Assets
CHF 3,180	Swiss franc deposits	$3,853

CHF 70,000,000	1.500% Swiss Confederation Bonds, 07-24-25	$85,079,663
CHF 65,000,000	1.250% Swiss Confederation Bonds, 05-28-26	79,805,840
CHF 30,000,000	3.250% Swiss Confederation Bonds, 06-27-27	38,934,392
CHF 80,000,000	-.022% Swiss Confederation Bonds, 06-22-29 (b)	97,017,265
CHF 45,000,000	.500% Swiss Confederation Bonds, 05-27-30	55,738,172

	Total Swiss Confederation bonds	$356,575,332

	Total Swiss Franc Assets (identified cost $313,948,567)	$356,579,185

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 15.40% of Total Net Assets

	NATURAL RESOURCES — 6.55% of Total Net Assets
325,000	APA Corporation	$5,050,500
325,000	BHP Group, Ltd. (c)	15,453,750
2,000,000	Birchcliff Energy, Ltd.	8,100,000
300,000	BP, p.l.c. (c)	8,238,000
500,000	Cameco Corporation	22,575,000
475,000	Canadian Natural Resources Ltd.	13,627,750
185,000	Chevron Corporation	25,171,100
185,000	ConocoPhillips	16,487,200
450,000	Devon Energy Corporation	13,684,500
185,000	Exxon Mobil Corporation	19,541,550
2,100,000	Freeport-McMoRan, Inc.	75,663,000
475,000	Murphy Oil Corporation	9,751,750
200,000	Nutrien, Ltd.	11,410,000
325,000	Occidental Petroleum Corporation	12,808,250
100,000	Occidental Petroleum Corporation warrants (a)	1,876,000
250,000	Ovintiv, Inc.	8,395,000
300,000	Rio Tinto p.l.c (c)	17,820,000
500,000	South32 Limited (c)	4,305,000
500,000	Vale S.A. (c)	4,655,000
250,000	Viper Energy Partners LP	10,082,500

		$304,695,850

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2025 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 8.85% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,147,500
100,000	American Tower Corporation	22,541,000
60,000	AvalonBay Communities, Inc.	12,598,800
150,000	BXP, Inc.	9,559,500
200,000	Centerspace	12,072,000
100,000	Digital Realty Trust, Inc.	16,054,000
60,000	Essex Property Trust, Inc.	16,749,000
100,000	Federal Realty Investment Trust	9,402,000
150,000	Highwoods Properties, Inc.	4,266,000
300,000	Kimco Realty Corporation	5,994,000
300,000	Millrose Properties, Inc.	7,512,000
500,000	Outfront Media, Inc.	7,565,000
175,000	Prologis, Inc.	17,885,000
150,000	Regency Centers Corporation	10,827,000
100,000	Simon Property Group, Inc.	15,738,000
275,000	STAG Industrial, Inc.	9,083,250
165,000	Texas Pacific Land Corporation	212,663,550
125,000	UDR, Inc.	5,235,000
250,000	UMH Properties, Inc.	4,417,500
125,000	Vornado Realty Trust	4,410,000
200,000	Weyerhaeuser Company	5,182,000

		$411,902,100

	Total Real Estate and Natural Resource Stocks (identified cost $421,825,180)	$716,597,950

	AGGRESSIVE GROWTH STOCKS — 18.25% of Total Net Assets

	AEROSPACE — .51% of Total Net Assets
50,000	Lockheed Martin Corporation	$23,887,500

		$23,887,500
	CHEMICALS — .44% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$16,265,400
75,000	Albemarle Corporation	4,391,250

		$20,656,650
	COMPUTER SOFTWARE & SERVICES — 4.58% of Total Net Assets
60,000	AppLovin Corporation Class A (a)	$16,158,600
60,000	Autodesk, Inc. (a)	16,455,000
1,400,000	Palantir Technologies, Inc. Class A (a)	165,816,000
150,000	Twilio, Inc. Class A (a)	14,506,500

		$212,936,100
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.01% of Total Net Assets
125,000	Arm Holdings plc (a)(c)	$14,256,250
200,000	Broadcom, Inc.	38,494,000
800,000	NVIDIA Corporation	87,136,000

		$139,886,250
	ENERGY SERVICES & PROCESSING — .36% of Total Net Assets
250,000	HF Sinclair Corporation	$7,517,500
90,000	Phillips 66	9,365,400

		$16,882,900

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2025 (Unaudited)

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .44% of Total Net Assets
200,000	Fluor Corporation (a)	$6,978,000
125,000	Lennar Corporation Class A	13,576,250

		$20,554,250
	ENTERTAINMENT & LEISURE — 2.14% of Total Net Assets
100,000	Disney (Walt) Company	$9,095,000
150,000	Meta Platforms, Inc. Class A	82,350,000
100,000	Wynn Resorts, Ltd.	8,031,000

		$99,476,000
	FINANCIAL SERVICES — 1.83% of Total Net Assets
350,000	Affirm Holdings, Inc. Class A (a)	$17,416,000
200,000	Morgan Stanley	23,084,000
200,000	Schwab (Charles) Corporation	16,280,000
125,000	State Street Corporation	11,012,500
50,000	Visa, Inc. Class A	17,275,000

		$85,067,500
	MANUFACTURING — 1.53% of Total Net Assets
90,000	Agilent Technologies, Inc.	$9,684,000
85,000	Illinois Tool Works, Inc.	20,392,350
85,000	IPG Photonics Corporation (a)	5,090,650
60,000	Parker-Hannifin Corporation	36,303,600

		$71,470,600
	MATERIALS — .32% of Total Net Assets
125,000	Nucor Corporation	$14,921,250

		$14,921,250
	PHARMACEUTICALS — .38% of Total Net Assets
60,000	Amgen, Inc.	$17,455,200

		$17,455,200
	RETAIL — 1.63% of Total Net Assets
50,000	Costco Wholesale Corporation	$49,725,000
40,000	Lululemon Athletica, Inc. (a)	10,830,800
100,000	Williams-Sonoma, Inc.	15,447,000

		$76,002,800
	TRANSPORTATION — 1.08% of Total Net Assets
150,000	Canadian Pacific Kansas City Limited	$10,870,500
60,000	FedEx Corporation	12,619,800
75,000	Ryder System, Inc.	10,325,250
200,000	Uber Technologies, Inc. (a)	16,202,000

		$50,017,550

	Total Aggressive Growth Stocks (identified cost $291,952,968)	$849,214,550

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 31.52% of Total Net Assets

	CORPORATE BONDS — 24.21% of Total Net Assets

	AEROSPACE — .50% of Total Net Assets
$12,500,000	7.500% BAE Systems, Inc., 07-01-27 (d)	$13,322,790
10,000,000	3.250% Northrop Grumman Corporation, 01-15-28	9,726,850

		$23,049,640
	CHEMICALS — 1.12% of Total Net Assets
15,000,000	5.150% FMC Corporation, 05-18-26	$15,026,430
7,500,000	3.750% RPM International, Inc., 03-15-27	7,395,270
10,000,000	4.800% Sherwin-Williams Company, 09-01-31	10,029,340
20,000,000	3.600% Westlake Corporation, 08-15-26	19,750,420

		$52,201,460
	CONSUMER PRODUCTS — 2.58% of Total Net Assets
11,600,000	4.000% Brown-Forman Corporation, 04-15-38	$10,157,633
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,979,375
12,500,000	7.125% Conagra Brands, Inc., 10-01-26	12,859,500
22,500,000	3.500% Imperial Brands, p.l.c., 07-26-26 (d)	22,248,720
17,500,000	4.750% Nestle Capital Corporation, 03-12-31 (d)	17,876,513
35,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (d)	32,154,132
10,000,000	3.375% Smucker (J. M.) Company, 12-15-27	9,769,580

		$120,045,453
	ELECTRICAL EQUIPMENT & ELECTRONICS — .27% of Total Net Assets
12,500,000	4.625% Avnet, Inc., 04-15-26	$12,479,781

		$12,479,781
	ENERGY SERVICES & PROCESSING — .70% of Total Net Assets
8,000,000	6.875% Oneok, Inc., 09-30-28	$8,535,300
15,000,000	5.300% Williams Companies, Inc., 08-15-28	15,380,835
7,500,000	7.750% Williams Companies, Inc., 06-15-31	8,477,475

		$32,393,610
	ENGINEERING & CONSTRUCTION — .91% of Total Net Assets
10,000,000	2.600% D.R. Horton, Inc., 10-15-25	$9,884,220
17,500,000	4.750% Lennar Corporation, 11-29-27	17,580,220
15,000,000	5.500% PulteGroup, Inc., 03-01-26	15,041,768

		$42,506,208
	ENTERTAINMENT & LEISURE — .32% of Total Net Assets
15,000,000	3.950% Comcast Corporation, 10-15-25	$14,956,260

		$14,956,260
	FINANCIAL SERVICES — 2.58% of Total Net Assets
10,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$9,963,280
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,555,114
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (d)	7,366,545
15,000,000	3.750% Intercontinental Exchange, Inc., 12-01-25	14,952,683
15,000,000	4.700% Key Bank, N.A., 01-26-26	14,970,105
15,000,000	5.400% Manufacturers & Traders Trust Company, 11-21-25	15,040,740
7,500,000	4.875% Mastercard, Inc., 05-09-34	7,532,108
17,500,000	2.250% Regions Financial Corporation, 05-18-25	17,481,126
25,000,000	4.550% UBS Group, AG, 04-17-26	25,009,862

		$119,871,563

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 1.24% of Total Net Assets
$20,000,000	3.625% Alleghany Corporation, 05-15-30	$19,400,840
10,000,000	4.500% Brown & Brown, Inc., 03-15-29	9,974,940
9,250,000	6.920% Cincinnati Financial Corporation, 05-15-28	9,902,671
7,564,000	4.500% Horace Mann Educators Corporation, 12-01-25	7,551,531
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,405,789
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (d)	3,467,518

		$57,703,289
	MANUFACTURING — 1.19% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (d)	$14,681,595
15,000,000	4.625% Kennametal, Inc., 06-15-28	14,920,500
15,000,000	4.600% Keysight Technologies, Inc., 04-06-27	15,027,270
10,000,000	6.700% Rockwell Automation, Inc., 01-15-28	10,613,590

		$55,242,955
	MATERIALS — .96% of Total Net Assets
20,000,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$18,140,280
10,000,000	2.400% Steel Dynamics, Inc., 06-15-25	9,948,345
17,500,000	3.500% Vulcan Materials Company, 06-01-30	16,527,499

		$44,616,124
	NATURAL RESOURCES — 3.28% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,542,476
5,250,000	3.900% Cimarex Energy Company, 05-15-27	5,177,571
6,500,000	4.375% Cimarex Energy Company, 03-15-29	6,397,957
4,500,000	3.900% Coterra Energy, Inc., 05-15-27	4,437,918
10,000,000	5.875% Devon Energy Corporation, 06-15-28	10,108,580
8,000,000	3.250% Diamondback Energy, Inc., 12-01-26	7,868,448
10,000,000	5.400% Glencore Funding, LLC, 05-08-28 (d)	10,219,855
10,000,000	4.050% Mosaic (The) Company, 11-15-27	9,880,365
5,055,000	7.300% Mosaic (The) Company, 01-15-28	5,368,592
10,000,000	4.000% Nutrien, Ltd., 12-15-26	9,964,835
17,500,000	5.650% Ovintiv, Inc., 05-15-25	17,500,595
15,000,000	5.375% Ovintiv, Inc., 01-01-26	15,020,865
12,500,000	5.650% Ovintiv, Inc., 05-15-28	12,757,012
9,284,000	4.125% Parsley Energy, LLC, 02-15-28 (d)	9,171,933
15,000,000	7.200% Pioneer Natural Resources Company, 01-15-28	16,115,730
5,000,000	3.800% Yara International ASA, 06-06-26 (d)	4,972,045

		$152,504,777
	PHARMACEUTICALS — .18% of Total Net Assets
3,405,000	3.300% Bio-Rad Laboratories, Inc., 03-15-27	$3,322,817
5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	5,190,135

		$8,512,952

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 4.65% of Total Net Assets
$10,000,000	3.650% Boston Properties, L.P., 02-01-26	$9,900,710
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,720,480
10,000,000	5.850% Camden Property Trust, 11-03-26	10,221,505
20,000,000	4.100% Camden Property Trust, 10-15-28	19,766,100
10,000,000	2.000% COPT Defense Properties, 01-15-29	8,981,545
20,000,000	3.125% Cubesmart, L.P., 09-01-26	19,579,210
5,000,000	1.250% Federal Realty Investment Trust, 02-15-26	4,863,095
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	7,300,943
10,000,000	3.850% Kimco Realty Corporation, 06-01-25	9,984,670
7,500,000	6.750% LXP Industrial Trust, 11-15-28	7,979,201
15,000,000	3.600% Mid-America Apartment Communities, Inc., 06-01-27	14,795,310
5,000,000	3.600% Regency Centers, L.P., 02-01-27	4,940,460
10,000,000	4.125% Regency Centers, L.P., 03-15-28	9,945,465
10,000,000	2.950% Regency Centers, L.P., 09-15-29	9,374,945
10,000,000	3.700% Regency Centers, L.P., 6-15-30	9,623,565
17,500,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	16,296,604
10,000,000	2.950% UDR, Inc., 09-01-26	9,826,620
25,000,000	4.400% UDR, Inc., 01-26-29	24,953,450
12,500,000	6.950% Weyerhaeuser Company, 10-01-27	13,212,193

		$216,266,071
	RETAIL — .41% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$6,744,514
5,000,000	4.500% AutoNation, Inc., 10-01-25	4,992,852
7,500,000	4.750% Starbucks Corporation, 02-15-26	7,494,375

		$19,231,741
	TRANSPORTATION — 2.20% of Total Net Assets
10,000,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$9,373,590
5,000,000	3.350% CSX Corporation, 11-01-25	4,970,380
15,000,000	4.250% CSX Corporation, 03-15-29	14,973,953
12,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	12,396,419
7,000,000	4.200% Kirby Corporation, 03-01-28	7,407,188
14,500,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (d)	14,455,216
7,500,000	1.750% Ryder System, Inc., 09-01-26	7,224,641
10,000,000	2.375% Union Pacific Corporation, 05-20-31	8,924,825
20,000,000	7.620% UPS of America, Inc., 04-01-30	22,830,370

		$102,556,582
	UTILITIES — 1.12% of Total Net Assets
7,500,000	3.250% Entergy Mississsippi, LLC, 12-01-27	$7,296,416
21,750,000	5.150% Florida Power & Light Company, 06-15-29	22,565,636
15,000,000	3.950% National Fuel Gas Company, 09-15-27	14,808,712
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,493,160

		$52,163,924

		$1,126,302,390

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 7.31% of Total Net Assets
$15,000,000	United States Treasury bills 4.069%, 05-20-25 (b)	$14,966,628
30,000,000	United States Treasury bills 4.269%, 07-10-25 (b)	29,756,415
30,000,000	United States Treasury bills 4.307%, 08-07-25 (b)	29,660,602
30,000,000	United States Treasury bills 4.309%, 09-04-25 (b)	29,567,290
15,000,000	United States Treasury notes 4.875%, 04-30-26	15,141,649
30,000,000	United States Treasury notes 4.125%, 06-15-26	30,093,981
50,000,000	United States Treasury notes 3.750%, 08-15-27	50,175,393
25,000,000	United States Treasury notes 3.875%, 12-31-29	25,182,088
30,000,000	United States Treasury notes 4.500%, 12-31-31	31,025,154
55,000,000	United States Treasury bonds 3.500%, 02-15-39	49,903,389
50,000,000	United States Treasury bonds 2.000%, 11-15-41	34,673,693

		$340,146,282

	Total Dollar Assets (identified cost $1,463,472,293)	$1,466,448,672

	Total Portfolio — 98.98% of total net assets (identified cost $2,911,811,616) (e)	$4,605,442,767
	Other assets, less liabilities (1.02% of total net assets)	47,260,687

	Net assets applicable to outstanding shares	$4,652,703,454

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Sponsored American Depositary Receipt (ADR).

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, these securities amounted to $149,936,862, or 3.22% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.14% of Total Net Assets
$750,000	United States Treasury bills 4.069%, 05-20-25 (a)	$748,331
1,500,000	United States Treasury notes .250%, 08-31-25	1,479,671
1,500,000	United States Treasury notes 4.000%, 02-15-26	1,499,763
1,500,000	United States Treasury notes 4.125%, 06-15-26	1,504,699
1,400,000	United States Treasury notes 1.500%, 08-15-26	1,360,172
1,300,000	United States Treasury notes 2.000%, 11-15-26	1,267,033
1,500,000	United States Treasury notes 4.125%, 01-31-27	1,511,909
1,500,000	United States Treasury notes 4.250%, 03-15-27	1,516,785
1,500,000	United States Treasury notes 3.750%, 08-15-27	1,505,262
1,500,000	United States Treasury notes 3.875%, 03-15-28	1,512,626

	Total Portfolio — 99.14% of total net assets (identified cost $13,816,202) (b)	$13,906,251
	Other assets, less liabilities (.86% of total net assets)	120,620

	Net assets applicable to outstanding shares	$14,026,871

	Notes:
	(a) Interest rate represents yield to maturity. (b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 88.55% of Total Net Assets

	AEROSPACE — 1.30% of Total Net Assets
$1,250,000	4.200% Hexcel Corporation, 02-15-27	$1,231,438

		$1,231,438
	CHEMICALS — 2.10% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$977,011
1,000,000	4.800% Sherwin-Williams Company, 09-01-31	1,002,934

		$1,979,945
	CONSUMER PRODUCTS — 12.89% of Total Net Assets
3,250,000	1.668% B.A.T. International Finance, p.l.c., 03-25-26	$3,159,757
1,250,000	4.000% Brown-Forman Corporation, 04-15-38	1,094,572
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,028,760
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,696,952
370,000	.875% Mars, Inc., 07-16-26 (a)	356,082
1,006,000	1.500% Mondelez International, Inc., 02-04-31	845,829
1,000,000	3.375% Smucker (J. M.) Company, 12-15-27	976,958

		$12,158,910
	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.50% of Total Net Assets
1,500,000	4.625% Avnet, Inc., 04-15-26	$1,497,574
1,000,000	3.000% Skyworks Solutions, Inc., 06-01-31	860,093

		$2,357,667
	ENERGY SERVICES & PROCESSING — 9.69% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,393,923
1,250,000	6.375% HF Sinclair Corporation, 04-15-27	1,257,854
1,250,000	5.000% Oneok, Inc., 03-01-26	1,252,235
1,250,000	4.000% Oneok, Inc., 07-13-27	1,237,402

		$9,141,414
	ENGINEERING & CONSTRUCTION — 3.19% of Total Net Assets
3,000,000	5.500% PulteGroup, Inc., 03-01-26	$3,008,353

		$3,008,353
	FINANCIAL SERVICES — 6.01% of Total Net Assets
1,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$1,494,492
997,500	6.500% B. Riley Financial, Inc., 09-30-26	413,963
3,000,000	4.700% Key Bank, N.A., 01-26-26	2,994,021
375,000	4.625% KKR Group Finance Company IX, 04-01-61	258,750
500,000	5.900% PNC Bank, N.A., 04-01-26	509,034

		$5,670,260
	INSURANCE — 9.86% of Total Net Assets
500,000	5.750% American National Group, Inc., 10-01-29	$507,668
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,496,241
1,000,000	7.400% F&G Annuities & Life, Inc., 01-13-28	1,046,031
3,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	2,995,055
1,000,000	3.750% Loews Corporation, 04-01-26	994,474
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,728,017
750,000	7.450% Phoenix Companies, Inc., 01-15-32	540,000

		$9,307,486

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount		Market Value
	MANUFACTURING — 9.29% of Total Net Assets
$375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$282,300
3,250,000	4.625% Kennametal, Inc., 06-15-28	3,232,775
4,000,000	4.600% Keysight Technologies, Inc., 04-06-27	4,007,272
500,000	3.000% Keysight Technologies, Inc., 10-30-29	465,141
750,000	5.600% Nordson Corporation, 09-15-28	773,499

		$8,760,987
	MATERIALS — 1.96% of Total Net Assets
1,000,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$907,014
1,000,000	3.500% Vulcan Materials Company, 06-01-30	944,428

		$1,851,442
	NATURAL RESOURCES — 10.31% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$986,204
180,000	4.375% Cimarex Energy Company, 03-15-29	177,174
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	494,606
3,000,000	5.650% Ovintiv, Inc., 05-15-25	3,000,102
1,100,000	5.375% Ovintiv, Inc., 01-01-26	1,101,530
500,000	5.650% Ovintiv, Inc., 05-15-28	510,280
3,500,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	3,457,752

		$9,727,648
	PHARMACEUTICALS — 1.06% of Total Net Assets
1,000,000	5.400% Zoetis, Inc., 11-14-25	$1,001,674

		$1,001,674
	REAL ESTATE — 12.94% of Total Net Assets
1,250,000	4.100% Camden Property Trust, 10-15-28	$1,235,381
1,250,000	3.125% Cubesmart, L.P., 09-01-26	1,223,700
1,250,000	2.250% Cubesmart, L.P., 12-15-28	1,163,616
538,000	3.375% Duke Realty, L.P., 12-15-27	514,041
500,000	7.600% First Industrial, L.P., 07-15-28	531,811
1,250,000	3.850% Kimco Realty Corporation, 06-01-25	1,248,084
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,227,999
500,000	1.900% Kimco Realty Corporation, 03-01-28	467,863
500,000	3.250% Liberty Property, L.P., 10-01-26	491,956
1,000,000	3.600% Regency Centers, L.P., 02-01-27	988,092
1,250,000	3.700% Regency Centers, L.P., 06-15-30	1,202,946
1,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	931,235
1,000,000	3.500% UDR, Inc., 07-01-27	982,075

		$12,208,799
	TRANSPORTATION — 1.68% of Total Net Assets
1,000,000	6.700% Burlington Northern Santa Fe, LLC, 08-01-28	$1,083,352
500,000	4.250% CSX Corporation, 03-15-29	499,132

		$1,582,484
	UTILITIES — .53% of Total Net Assets
500,000	7.375% National Fuel Gas Company, 06-13-25	$501,085

		$501,085
	WASTE & ENVIRONMENTAL SERVICES — 3.24% of Total Net Assets
3,000,000	4.875% Republic Services, Inc., 04-01-29	$3,053,015

		$3,053,015

	Total Corporate Bonds (identified cost $84,650,770)	$83,542,607

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2025 (Unaudited)

Number of Shares		Market Value
	PREFERRED STOCKS — 10.69% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.25% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (c)	$955,800
32,676	7.125% DigitalBridge Group, Inc., Preferred Class J (c)	701,880
25,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (c)	464,250

		$2,121,930
	FINANCIAL SERVICES — 3.70% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (d)	$286,800
50,000	5.000% Capital One Financial Corporation, Preferred Class I (d)	934,500
40,721	7.875% Compass Diversified Holdings, Preferred Class C (c)	946,356
15,000	7.500% Merchants Bancorp, Preferred Class J (d)	294,000
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (d)	291,000
45,000	4.875% WaFD, Inc., Preferred Class A (d)	742,500

		$3,495,156
	REAL ESTATE — 4.74% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (c)	$967,050
50,000	5.125% Kimco Realty Corporation, Preferred Class L (c)	1,002,500
28,383	6.250% Regency Centers Corporation, Preferred Class A (c)	664,162
80,000	6.000% Regency Centers Corporation, Preferred Class C (c)	1,836,000

		$4,469,712

	Total Preferred Stocks (identified cost $11,643,361)	$10,086,798

	Total Portfolio — 99.24% of total net assets (identified cost $96,294,131) (e)	$93,629,405
	Other assets, less liabilities (.76% of total net assets)	721,693

	Net assets applicable to outstanding shares	$94,351,098

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, these securities amounted to $9,005,392, or 9.54% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Cumulative, perpetual preferred stock.
	(d) Non-cumulative, perpetual preferred stock.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2025 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 98.37% of Total Net Assets

	AEROSPACE — 3.17% of Total Net Assets
4,000	Lockheed Martin Corporation	$1,911,000

		$1,911,000
	CHEMICALS — 4.19% of Total Net Assets
5,000	Air Products & Chemicals, Inc.	$1,355,450
20,000	Albemarle Corporation	1,171,000

		$2,526,450
	COMPUTER SOFTWARE & SERVICES — 18.33% of Total Net Assets
4,000	AppLovin Corporation Class A (a)	$1,077,240
4,000	Autodesk, Inc. (a)	1,097,000
75,000	Palantir Technologies, Inc. Class A (a)	8,883,000

		$11,057,240
	ELECTRICAL EQUIPMENT & ELECTRONICS — 19.10% of Total Net Assets
10,000	Arm Holdings plc (a)(b)	$1,140,500
20,000	Broadcom, Inc.	3,849,400
60,000	NVIDIA Corporation	6,535,200

		$11,525,100
	ENERGY SERVICES & PROCESSING — 1.99% of Total Net Assets
40,000	HF Sinclair Corporation	$1,202,800

		$1,202,800
	ENGINEERING & CONSTRUCTION — 3.53% of Total Net Assets
30,000	Fluor Corporation (a)	$1,046,700
10,000	Lennar Corporation Class A	1,086,100

		$2,132,800
	ENTERTAINMENT & LEISURE — 7.66% of Total Net Assets
10,000	Disney (Walt) Company	$909,500
5,000	Meta Platforms, Inc. Class A	2,745,000
12,000	Wynn Resorts, Ltd.	963,720

		$4,618,220
	FINANCIAL SERVICES — 8.77% of Total Net Assets
20,000	Affirm Holdings, Inc. Class A (a)	$995,200
10,000	Morgan Stanley	1,154,200
15,000	Schwab (Charles) Corporation	1,221,000
10,000	State Street Corporation	881,000
3,000	Visa, Inc. Class A	1,036,500

		$5,287,900
	MANUFACTURING — 6.48% of Total Net Assets
5,000	Agilent Technologies, Inc.	$538,000
4,000	Illinois Tool Works, Inc.	959,640
10,000	IPG Photonics Corporation (a)	598,900
3,000	Parker-Hannifin Corporation	1,815,180

		$3,911,720
	MATERIALS — .99% of Total Net Assets
5,000	Nucor Corporation	$596,850

		$596,850

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2025 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 8.71% of Total Net Assets
100,000	Birchcliff Energy, Ltd.	$405,000
75,000	Freeport-McMoRan, Inc.	2,702,250
20,000	Nutrien, Ltd.	1,141,000
30,000	Ovintiv, Inc.	1,007,400

		$5,255,650
	PHARMACEUTICALS — 1.93% of Total Net Assets
4,000	Amgen, Inc.	$1,163,680

		$1,163,680
	REAL ESTATE — 1.25% of Total Net Assets
30,000	Millrose Properties, Inc.	$751,200

		$751,200
	RETAIL — 5.86% of Total Net Assets
2,000	Costco Wholesale Corporation	$1,989,000
10,000	Williams-Sonoma, Inc.	1,544,700

		$3,533,700
	TRANSPORTATION — 6.41% of Total Net Assets
7,000	Canadian Pacific Kansas City Limited	$507,290
5,000	FedEx Corporation	1,051,650
5,000	Ryder System, Inc.	688,350
20,000	Uber Technologies, Inc. (a)	1,620,200

		$3,867,490

	Total Portfolio — 98.37% of total net assets (identified cost $24,846,655) (c)	$59,341,800
	Other assets, less liabilities (1.63% of total net assets)	982,845

	Net assets applicable to outstanding shares	$60,324,645

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2025 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2025 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$ 926,298,532	$ 90,049	$ 516,260	$ 36,216,222
Investments other than securities	795,989,802	—	—	—

	1,722,288,334	90,049	516,260	36,216,222
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(28,657,183)	—	(3,180,986)	(1,721,077)
Investments other than securities	—	—	—	—

	(28,657,183)	—	(3,180,986)	(1,721,077)

Net unrealized appreciation (depreciation) of investments	$ 1,693,631,151	$ 90,049	$ (2,664,726)	$ 34,495,145

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2025 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2025 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended April 30, 2025. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of April 30, 2025 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$1,019,523,881	$—	$—	$1,019,523,881
Silver assets	197,078,529	—	—	197,078,529
Swiss franc assets	3,853	356,575,332	—	356,579,185
Real estate and natural resource stocks	716,597,950	—	—	716,597,950
Aggressive growth stocks †	849,214,550	—	—	849,214,550
Dollar assets:
Corporate bonds †	—	1,126,302,390	—	1,126,302,390
United States Treasury securities	—	340,146,282	—	340,146,282

Total Portfolio	$2,782,418,763	$1,823,024,004	$—	$4,605,442,767

	60.42%	39.58%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$13,906,251	$—	$13,906,251

Total Portfolio	$—	$13,906,251	$—	$13,906,251

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$6,888,936	$76,653,671	$—	$83,542,607
Preferred stocks †	10,086,798	—	—	10,086,798

Total Portfolio	$16,975,734	$76,653,671	$—	$93,629,405

	18.13%	81.87%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$59,341,800	$—	$—	$59,341,800

Total Portfolio	$59,341,800	$—	$—	$59,341,800

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of April 30, 2025

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

By U.S. Mail:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, Missouri 64121-9252

By Overnight Delivery Service:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

801 Pennsylvania Avenue, Suite 219252

Kansas City, Missouri 64105-1307

Note: It is imperative that the suite number be used.

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/25

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2025 Permanent Portfolio Family of Funds. All rights reserved.